Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 118,250,621	¥ 104,740,235
Deferred revenues - current	1,592,332	1,138,426
Deferred revenues - non-current	¥ 1,273,545	¥ 2,104,461
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 813,525	¥ 813,525
Deferred revenues - non-current | ¥	¥ 1,273,545	¥ 2,087,137
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,477,346,590	2,467,134,904
Ordinary shares, shares outstanding (in shares)	2,406,652,132	2,384,954,010
Class B ordinary shares
Ordinary shares, shares issued (in shares)	461,362,309	471,573,995
Ordinary shares, shares outstanding (in shares)	446,011,297	451,490,387
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 7,577,086	¥ 2,165,164